17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Assets
Interest-bearing time deposit												$ 720	$ 2,817
Investment securities available for sale												195,746	194,578
Total assets												1,154,882	1,093,251
Liabilities and Shareholders' Equity
Junior subordinated debentures												15,619	20,619
Liabilities												1,020,762	969,634
Shareholders' equity												134,120	123,617
Total liabilities and shareholders' equity												1,154,882	1,093,251
Revenues:
Interest and dividend income	$ 12,613	$ 12,430	$ 12,375	$ 12,183	$ 11,924	$ 11,608	$ 11,059	$ 10,759	$ 49,601	$ 45,350	$ 41,949
Expenses:
Interest	1,225	994	781	757	609	557	513	467	3,757	2,146	2,377
Income before income tax benefit and equity in undistributed earnings of subsidiaries	3,638	4,455	4,658	4,452	4,126	4,154	3,771	3,955	17,203	16,006	14,215
Income tax benefit	672	834	845	785	690	687	595	652	3,136	2,624	3,947
Net earnings	2,966	3,621	3,813	3,667	3,436	3,467	3,176	3,303	14,067	13,382	10,268
Cash flows from operating activities:
Net earnings	2,966	$ 3,621	$ 3,813	3,667	3,436	$ 3,467	$ 3,176	3,303	14,067	13,382	10,268
Change in:
Other assets									940	(3,695)	(3,982)
Net cash provided by operating activities									13,197	17,187	18,594
Cash flows from investing activities:
Proceeds from calls and maturities of investment securities available for sale									40,561	48,241	10,162
Net cash provided by investing activities									(48,181)	(18,587)	(24,106)
Cash flows from financing activities:
Repayment of junior subordinated debenture									5,000	0	0
Cash in lieu stock dividend									0	0	(6)
Net cash used by financing activities									44,001	(12,534)	(7,278)
Net change in cash									9,017	(13,934)	(12,790)
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									2,658	(2,607)	(1)
Parent Company
Assets
Cash	1,187			689	689			428	1,187	428	957	1,187	689
Interest-bearing time deposit												1,000	1,000
Investment in subsidiaries												146,230	141,181
Investment in PEBK Capital Trust II												619	619
Investment securities available for sale												250	250
Other assets												476	533
Total assets												149,762	144,272
Liabilities and Shareholders' Equity
Junior subordinated debentures												15,619	20,619
Liabilities												23	36
Shareholders' equity												134,120	123,617
Total liabilities and shareholders' equity												$ 149,762	$ 144,272
Revenues:
Interest and dividend income									12,850	4,544	1,839
Total revenues									12,850	4,544	1,839
Expenses:
Interest									844	790	590
Other operating expenses									629	678	725
Total expenses									1,473	1,468	1,315
Income before income tax benefit and equity in undistributed earnings of subsidiaries									11,377	3,076	524
Income tax benefit									299	299	434
Income before equity in undistributed earnings of subsidiaries									11,676	3,375	958
Equity in undistributed earnings of subsidiaries									2,391	10,007	9,310
Net earnings									14,067	13,382	10,268
Cash flows from operating activities:
Net earnings									14,067	13,382	10,268
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(2,391)	(10,007)	(9,310)
Change in:
Other assets									57	13	(272)
Other liabilities									(13)	6	5
Net cash provided by operating activities									11,720	3,394	691
Cash flows from investing activities:
Proceeds from calls and maturities of investment securities available for sale									0	0	500
Net cash provided by investing activities									0	0	500
Cash flows from financing activities:
Repayment of junior subordinated debenture									(5,000)	0	0
Cash dividends paid on common stock									(3,939)	(3,133)	(2,629)
Cash in lieu stock dividend									0	0	(6)
Stock repurchase									(2,490)	0	0
Proceeds from exercise of restricted stock units									207	0	915
Net cash used by financing activities									(11,222)	(3,133)	(1,720)
Net change in cash									498	261	(529)
Cash at beginning of year				$ 689				$ 428	689	428	957
Cash at end of year	$ 1,187				$ 689				1,187	689	428
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									$ 2,658	$ (2,607)	$ (1)